UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              Advisors Series Trust
                              ---------------------
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                               ------------------
                     (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: December 31, 2003
                         -----------------



Date of reporting period:  June 30, 2003
                           -------------

Item 1. Report to Stockholders.

                              THE AVATAR ADVANTAGE
                             EQUITY ALLOCATION FUND

 -------------------------------------------------------------------------------


                               Semi-Annual Report


 -------------------------------------------------------------------------------


                     For the Six Months Ended June 30, 2003




--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND
     Management's Discussion and Analysis Letter . . . . . . . . . . . . . . .3

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . .6

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . .8

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . .9

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . 10

     Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .11

     Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . 12



                   The Avatar Advantage Equity Allocation Fund
July 31, 2003
Dear Shareholder,
We wish to report on the performance results of the Avatar Advantage Equity Allocation Fund for the period ended June 30, 2003.

                       EQUITY FUND AVERAGE        S&P 500    NASDAQ
PERIOD                  ANNUALIZED RETURNS         INDEX     INDEX
-------------------------------------------------------------------------

Q2 2003                       9.29%               15.40%     21.11%
Q1 2003                      -2.59%               -3.15%      0.58%
One-year                     -5.23%                0.25%     11.44%
Three-year                  -14.85%              -11.20%    -25.47%
Five-year                    -3.61%               -1.62%     -2.71%
Since Inception
(12/3/97)                    -0.83%                1.38%      0.74%


Past Performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. If the maximum sales charge (4.50%) was reflected, the Fund's returns for the 1-yr, 3-yr, 5-yr and since inception periods would have been -9.50%, -16.15%, -4.49% and -1.65% respectively. Please see the prospectus for fees and expenses that do apply to a continued investment in the fund.

OAM Avatar, through its investment philosophy and asset allocation methodology, seeks to participate in gains during market upswings while protecting those gains against loss during market downturns. Year-to-date, gains in the fund amounted to 6.47% (excluding the sales charge), while the S&P 500 Index was up
11.77 % and the NASDAQ Index appreciated by 21.81% for the same period. The Fund's equity allocation during this period fluctuated in the range of 72% to 89%, with the remainder in cash equivalents.

2003 - The First Six Months in Review:
--------------------------------------

The second quarter delivered a broad market bounce welcomed by equity investors. Signs of economic revival were warmly greeted, particularly by the technology heavy NASDAQ. Of course, it is not surprising to see the biggest bounce occur there, as that was the weakest performing index during the decline. The Fed was active in the quarter, lowering the funds rate by an additional 25 basis points to 1%. Monetary policy should not be an impediment to equities in the near future, since the FOMC has signaled that rates will stay low for the foreseeable future. Sustainability now becomes the concern as stocks are discounting better economic times in the second-half of the year.


                   The Avatar Advantage Equity Allocation Fund

We began the second quarter with a below neutral allocation to stocks. Improving market breadth and an accommodative monetary environment improved our outlook, and we raised our equity exposure in early April. Equity market momentum improved as the stabilizing geopolitical situation triggered cash inflows from safe havens. Momentum measures gave us the strongest bullish signals we have witnessed since the early 90's. Signs of improving economic momentum and investor sentiment also helped boost our asset allocation models. As a result we increased our equity exposure in early June. We ended the quarter well above neutral exposure for stocks at 92.08%.

2003 - Second Half Market Outlook:
----------------------------------

The surprisingly swift victory of our troops in Iraq quickly translated into a relief rally for the market. Even signs of a "less-than-perfect" resolution were glossed over by investors who, for the first time in this cycle, have bought into the idea that the economy was indeed about to shake off its lethargy.

Economic indicators and other measures confirm the expectations of many that business is finally accelerating. While headlines fixate on the poor employment data, other elements of the economy are painting a much better picture. Consumers continue to spend at a reasonably good pace, housing remains strong and business spending is increasingly in a position to add to the growth rate. None of these signs should be surprising in the face of record monetary policy ease, three major tax cuts and the stimulus of a weaker dollar. In fact, it would be disturbing if the economy sank further with all of these levers turned to the task of economic revival.

While the improvement in the economy is at hand, a boom seems unlikely. We still believe that the overhang from the stock market bubble and the other excesses of the late 90s will continue to have longer-term impact. This probably also translates into modest growth in the trend of profits. Using conventional valuations, many are hard pressed to project anything exciting for stocks over the next several years. Our view continues to be that the volatility around this likely modest trend will provide thrills as well as chills.


                   The Avatar Advantage Equity Allocation Fund

The current balance of our models suggests the potential for more equity gains over the intermediate term. Our conviction, however, is not as strong as earlier. These indicators seem to require even clearer, less ambiguous signs of economic vigor. While we think this is generally a good bet, shorter term bumps along the way also seem to be part of the investment outlook, and it is something we will all have to learn to live with.

One encouraging development is that there has now been convincing evidence that broad based buying in stocks has finally commenced. For the last three years, we have studied this pattern to help us judge the staying power of rally attempts. In the last two months, the market has recorded enough of these events to provide what should be at least a cushion for stocks during market setbacks.

While the remainder of 2003 may be challenging, OAM Avatar continues to follow a time-tested investment discipline that has navigated through all types of market conditions for over thirty-three years. We believe the Fund continues to be diversified among leading securities that focus on quality and long-term fundamental value, and we believe that our portfolio should serve our long-term investors well.

Best regards,

/s/ Theodore M. Theodore
Theodore M. Theodore, CFA
President and Chief Investment Officer
OAM AVATAR, LLC
An affiliate of Overture Asset Managers, LLC

The S&P 500, NASDAQ, and Dow Indices are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index. Sector allocations are subject to change at any time and are not recommendations to buy or sell any securities within a sector. (08/03)


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares                          Market Value
-----------------------------------------------
COMMON STOCKS: 92.08%
Aerospace/Defense: 0.78%
      1,200 Lockheed Martin     $       57,084
            Corp.               ---------------

Banks: 9.04%
      2,300 Bank of America Corp.      181,769
      3,500 Bank One Corp.             130,130
      2,500 National City
            Corporation                 81,775
        900 Sun Trust Banks,
            Inc.                        53,406
      1,200 Washington Mutual,
            Inc.                        49,560
      3,300 Wells Fargo &
            Co.                        166,320
                                ---------------
                                       662,960
                                ---------------
Building - Residential/Commercial:1.25%
        600 Centex Corp.                46,674
      1,600 D.R. Horton, Inc.
      1,600 Inc.                        44,960
                                ---------------
                                        91,634
                                ---------------
Chemicals: 0.97%
      1,700 Du Pont De Nemours &
            Co.                         70,788
                                ---------------
Chemicals - Specialty: 1.31%
      1,900 PPG Industries,
            Inc.                        96,406
                                ---------------
Communications: 1.33%
      5,400 Nextel
            Communication,
               Inc. - Class A*          97,632
                                ---------------
Computer Software: 3.28%
      9,400 Microsoft Corp.            240,734
                                ---------------
Consumer Cyclical: 0.94%
      1,600 Lowe's Companies, Inc.      68,720
                                ---------------
     Consumer Staples: 6.46%
        900 Avon Products Inc.          55,980
      3,300 Coca-Cola Co.              153,153
      1,800 Colgate-Palmolive Co.      104,310
      1,800 The Procter & Gamble
            Co.                        160,524
                                ---------------
                                       473,967
                                ---------------
Diversified Financial Services: 2.51%
      4,300 Citigroup, Inc.            184,040
                                ---------------
  Diversified Manufacturing: 7.27%
      1,600 Danaher Corporation        108,880
        700 Eaton Corp.                 55,027
            General Electric
      8,400 Co.                        240,912
      1,900 Ingersoll-Rand Co.
               - Class A #              89,908
        300 3M Co.                      38,694
                                ---------------
                                       533,421
                                ---------------
Shares                            Market Value
-----------------------------------------------
Drugs & Pharmaceuticals: 8.40%
      1,600 Johnson & Johnson    $      82,720
      2,800 Merck & Co.                169,540
      7,325 Pfizer, Inc.               250,148
      2,500 Wyeth                      113,875
                                 --------------
                                       616,283
                                 --------------
Electric - Integrated: 1.49%
      1,700 Dominion Resources,
            Inc.                       109,259
                                 --------------
Electric Power: 2.11%
      4,200 Cinergy Corp.              154,518
                                 --------------
Electronic Components -
Semiconductors: 2.07%
      7,300 Intel Corp.                151,723
                                 --------------
Electronic Components -
Military: 0.47%
        800 L-3 Communications
               Holdings*                34,792
                                 --------------
Finance - Credit Card: 0.65%
      2,300 MBNA Corp.                  47,932
                                 --------------
Finance - Investments
Bankers/Brokers: 2.43%
      1,000 Goldman Sachs Group,
            Inc.                        83,750
      1,300 The Bear Stearns
               Companies, Inc.          94,146
                                 --------------
                                       177,896
                                 --------------
Healthcare: 3.05%
      2,200 Amgen, Inc.*               146,168
      1,000 Anthem, Inc.*               77,150
                                 --------------
                                       223,318
                                 --------------
Insurance - Multiline: 5.51%
      2,160 American International
            Group, Inc.                119,189
      2,500 Fidelity National
            Financial Inc.              76,900
      2,600 Lincoln National
            Corp.                       92,638
      1,800 Prudential Financial
            Inc.*                       60,570
      4,100 UnumProvident Corp.         54,981
                                 --------------
                                       404,278
                                 --------------
Machinery Construction: 0.53%
        700 Caterpillar, Inc.           38,962
                                 --------------
Media: 2.65%
      3,558 Comcast Corp -
            Class A*                   107,381
      1,800 Tribune Co.                 86,940
                                 --------------
                                       194,321
                                 --------------


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------
     Shares                  Market Value
-----------------------------------------------
Medical - HMO: 1.64%
      2,400 UnitedHealth Group,        120,600
            Inc. $
                                    -----------
Medical Instruments: 1.26%
      1,200 Medtronic, Inc.             57,564
        500 Stryker Corp.               34,685
                                    -----------
                                        92,249
                                    -----------
Movies & Entertainment: 1.85%
      3,100 Viacom, Inc. - Class B*    135,346
                                    -----------
Oil - Field Services: 0.96%
      2,400 Tidewater, Inc.             70,488
                                    -----------
Oil & Gas - Drilling: 0.49%
        900 Nabors Industries,          35,595
            Ltd.#*
                                    -----------
Oil & Gas - Machinery &
Equipment: 0.50%
      1,000 Smith International,        36,740
            Inc.*
                                    -----------
Paper & Paper Products: 0.53%
        900 Temple-Inland, Inc.         38,619
                                    -----------
Petroleum Products: 2.69%
      5,500 Exxon Mobil Corp.          197,505
                                    -----------
Retail:     4.50%
      1,000 Family Dollar Stores        38,150
      2,600 Target Corp.                98,384
      3,600 Wal-Mart Stores, Inc.      193,212
                                    -----------
                                       329,746
                                    -----------
Retail - Office Supplies: 0.95%
      3,800 Staples, Inc.*              69,730
                                    -----------
Retail - Restaurants: 0.52%
      1,300 YUM! Brands, Inc.*          38,428
                                    -----------
Semiconductor Equipment: 0.95%
      1,500 KLA-Tencor Corporation*     69,735
                                    -----------
Technology: 6.54%
      3,700 Cisco Systems, Inc.*        61,753
      5,700 Dell Computer Corp.*       182,172
      2,200 International Business
               Machines Corp.          181,500
      3,100 Texas Instruments, Inc.     54,560
                                    -----------
                                       479,985
                                    -----------
Technology - Commercial
Services: 0.80%
      1,700 Choice Point, Inc.*         58,684
                                    -----------

                 See Accompanying Notes to Financial Statements.

Shares                      Market Value
-----------------------------------------------
Technology - Consulting
Services: 0.79%
3,200  Accenture Ltd. -
           Class A#*            $       57,888
                               ----------------
Technology - Software: 0.61%
600    Electronic Arts, Inc.*           44,394
                               ----------------
Telephone: 2.00%
5,500  BellSouth Corp.                 146,465
                               ----------------
TOTAL COMMON STOCKS
(Cost $6,522,263)                    6,752,865
                               ----------------

Principal
Amount                      Market Value
-----------------------------------------------
U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS: 4.09%
$300,000 U.S. Treasury
Bill,1.19%,
           07/24/03                    299,790
                               ----------------
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (Cost $ 299,789)           299,790
                               ----------------

Principal
Amount/Shares                  Market Value
--------------------------------------------
SHORT-TERM INVESTMENTS: 2.96%
Money Market Instruments: 2.96%
217,303 Federated Cash Trust
         Treasury Money Market
         Fund (Cost $217,303)          217,303
                               ----------------
TOTAL SHORT-TERM
INVESTMENTS (Cost $217,303)            217,303
                               ----------------
Total Investments in
Securities
(Cost $7,039,356): 99.13             7,269,958
Other Assets in Excess of
     Liabilities: 0.87%                 63,768
                               ----------------
Net Assets: 100.00%             $    7,333,726
                               ================

*    Non-income producing security.
#    U.S. security of foreign issuer.


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
     Investments in securities, at value (cost $7,039,356) . . . .$7,269,958
     Receivables:
         Securities sold . . . . . . . . . . . . . . . . . . . . .    77,481
         Dividends and interest . . . . . . . . . . . . . . . . . .    4,481
         Due from Advisor . . . . . . . . . . . . . . . . . . . . .    3,626
                                                           ------------------
              Total assets . . . . . . . . . . . . . . . .         7,355,546
                                                           ------------------

LIABILITIES
     Payables:
         Administration fees . . . . . . . . . . . . . . . . . . .     2,463
         Distribution fees . . . . . . . . . . . . . . . . . . . .     1,532
         Due to custody . . . . . . . . . . . . . . . . . . . . . .    1,246
     Accrued expenses . . . . . . . . . . . . . . . . . . . . . . .   16,436
     Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . .      143
                                                           ------------------
              Total liabilities . . . . . . . . . . . . . . . .       21,820
                                                           ------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .        $7,333,726
                                                           ==================

     Net asset value and redemption price per share
       [$7,333,726 / 989,841 shares outstanding; unlimited
       number of shares (par value $.01) authorized] . . . . . . .     $7.41
                                                           ==================


Offering price per share ($7.41 /.9550) . . . . . . . . . . . . . .    $7.76
                                                           ==================

COMPONENTS OF NET ASSETS
     Paid-in capital . . . . . . . . . . . . . . . . . . . . . . .$9,237,963
     Undistributed net investment income . . . . . . . . . . . . .     2,723
     Accumulated net realized loss on investments . . . . . . . . (2,137,562)
     Net unrealized appreciation on investments . . . . . . . . . .  230,602
                                                           ------------------
         Net assets . . . . . . . . . . . . . . . . . . . . . . . $7,333,726
                                                           ==================

                 See Accompanying Notes to Financial Statements.


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Income
         Dividends . . . . . . . . . . . . . . . . . . . . . . . .   $50,754
         Interest . . . . . . . . . . . . . . . . . . . . . . . . .    5,390
                                                           ------------------
              Total income . . . . . . . . . . . . . . . . . . .      56,144
                                                           ------------------
     Expenses
         Advisory fees (Note 3) . . . . . . . . . . . . . . . . . .   30,272
         Administration fees (Note 3) . . . . . . . . . . . . . . .   14,876
         Professional fees . . . . . . . . . . . . . . . . . . . .    11,538
         Fund accounting fees . . . . . . . . . . . . . . . . . . .    9,480
         Distribution fees (Note 4) . . . . . . . . . . . . . . . .    8,903
         Transfer agent fees . . . . . . . . . . . . . . . . . . .     7,256
         Custody fees . . . . . . . . . . . . . . . . . . . . . . .    3,201
         Reports to shareholders . . . . . . . . . . . . . . . . .     3,034
         Trustee fees . . . . . . . . . . . . . . . . . . . . . . .    3,030
         Registration expense . . . . . . . . . . . . . . . . . . .    1,079
         Miscellaneous . . . . . . . . . . . . . . . . . . . . . .       730
         Insurance expense . . . . . . . . . . . . . . . . . . . .       661
                                                           ------------------
              Total expenses . . . . . . . . . . . . . . . . . . .    94,060
              Less: advisory fee waiver (Note 3) . . . . . . . . .   (40,639)
                                                           ------------------
              Net expenses . . . . . . . . . . . . . . . . . . . .    53,421
                                                           ------------------
                  Net investment income . . . . . . . . . . . . . .    2,723
                                                           ------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized loss on investments . . . . . . . . . . . . . . . (156,533)
     Net realized loss on financial futures . . . . . . . . . . . .  (17,944)
     Net change in unrealized appreciation
     on investments and financial futures . . . . . . . . . . . . .  625,904
                                                           ------------------
         Net realized and unrealized gain on investments . . . .     451,427
                                                           ------------------
              Net increase in net assets
                resulting from operations . . . . . . . . . . . . . $454,150
                                                           ==================


                 See Accompanying Notes to Financial Statements.


  The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                             Six Months Ended
                                                June 30, 2003     Year Ended
                                                (Unaudited)    December 31, 2002
NET INCREASE / (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net investment gain / (loss) . . . . . . .$      2,723     $     (9,473)
     Net realized loss on investments . . . . .    (156,533)        (813,679)
     Net realized (loss) / gain
      on financial futures . . . . . . . . . .      (17,944)          59,205
     Net change in unrealized appreciation /
      depreciation on investments and
      financial futures . . . . . . . . . . . .     625,904         (872,761)
                                             --------------      ---------------
         Net increase in net assets
          resulting from operations . . . . . .     454,150       (1,636,708)
                                             --------------     ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income . . . . . . . . . . .        --           (10,041)
                                             --------------     ----------------
         Total dividends and
          distributions to shareholders . . .           --           (10,041)
                                             --------------     ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net decrease in net assets derived from
      net change in outstanding shares (a) . .     (342,618)        (146,186)
                                             --------------     ----------------
         Total increase in net assets . . . . .     111,532       (1,792,935)
                                             --------------     ----------------

NET ASSETS
     Beginning of period . . . . . . . . . .      7,222,194        9,015,129
                                             ----------------     --------------
     End of period . . . . . . . . . . . . . $    7,333,726      $ 7,222,194
                                             ================    ===============

(a) A summary of share transactions is as follows:

                                   Six Months Ended
                                    June 30, 2003                Year Ended
                                     (Unaudited)              December 31, 2002
                              --------------------------------------------------
                              Shares            Value    Shares           Value
                              ------          --------   ------         --------
Shares sold     . . . . . . . 62,800      $   442,202    64,063      $  495,567
Shares issued in
     reinvestment of
    distributions. . . . .        --               --     1,447          10,041
Shares redeemed. . . . .    (111,203)        (784,820)  (83,990)       (651,794)
                            --------       -----------  --------       ---------
Net decrease. . . . . . .    (48,403)     $  (342,618)  (18,480)      $(146,186)
                            ========       ===========  ========       =========


                 See Accompanying Notes to Financial Statements.


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------
                  Six Months
                     Ended                Year Ended December 31,
                  June 30, 2003 ------------------------------------------------
                  (Unaudited)     2002      2001      2000     1999       1998
--------------------------------------------------------------------------------
Net asset value,
     beginning of
        period           $6.96   $8.53     $10.90   $12.31   $11.84      $10.02
                      ----------------------------------------------------------
                      ----------------------------------------------------------

Income from investment operations:
Net investment
     (loss) / income      0.01   (0.01)      0.01     0.01     0.01        0.05
Net realized and
     unrealized (loss) / gain
     on investments       0.44   (1.55)     (2.29)   (0.74)    1.98        2.48
                      ----------------------------------------------------------
Total from
     investment
        operations . .    0.45   (1.56)     (2.28)   (0.73)    1.99        2.53
                      ----------------------------------------------------------

Less distributions:
From net
     investment income      --   (0.01)     (0.01)      --       --       (0.05)
From net capital
     gains . .              --      --      (0.08)   (0.68)    (1.52)     (0.64)
Tax return of
capital                     --      --         --       --       --       (0.02)
                      ----------------------------------------------------------
Total distributions .       --   (0.01)     (0.09)   (0.68)    (1.52)     (0.71)
                      ----------------------------------------------------------

Net asset value,
     end of period .     $7.41   $6.96      $8.53   $10.90    $12.31     $11.84
                      ==========================================================

Total return . . . .      6.47%**(18.29%)  (20.95%)  (5.99%)   17.11%     25.81%

Ratios/supplemental data:
Net assets,
     end of period
        (millions)       $7.3     $7.2      $9.0    $12.5    $14.1       $14.7

Ratio of expenses to average net assets:
Before expense
     reimbursement        2.64%*   2.49%     2.31%    2.02%    1.99%       2.03%
After expense
     reimbursement        1.50%*   1.50%     1.50%    1.50%    1.50%       1.50%

Ratio of net investment (loss) / income to average net assets:
After expense
     reimbursement        0.08%*  (0.12%)    0.10%    0.05%    0.08%       0.36%

Portfolio turnover
rate . .                 33.98%** 78.91%    79.48%   67.97%  101.86%      79.95%

*    Annualized.

**   Not Annualized.


                 See Accompanying Notes to Financial Statements.


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION
     The Avatar Advantage Equity Allocation Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's primary investment objective is to seek long-term capital appreciation by investing in equity stocks. The Fund began operations on December 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.
     B. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin, " are made or received by a Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss.

                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

          When the contract expires or is closed the gain or loss is realized and is presented in the statement of operations as net realized gain
          (loss) on the financial futures contracts. The portfolio invests in financial futures contracts in order to hedge existing portfolio securities, or securities the portfolio intends to purchase against fluctuations in value. Under a variety of circumstances, the portfolio may not achieve the anticipated benefits of the financials futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.
     C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.
     D. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.
     E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     For the six months ended June 30, 2003, Avatar Investors Associates Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended June 30, 2003, the Fund incurred $30,272 in Advisory Fees.
     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2003, the Advisor reduced its fees and absorbed Fund expenses in the amount of $40,639; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $340,955 at June 30, 2003. Cumulative expenses subject to recapture expire as follows:

       Year                 Amount
       ----                 ------
       2003                $138,378
       2004                  81,041
       2005                  80,897
       2006                  40,639
                         -----------
                           $340,955
                         ===========


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

     U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                            Fee rate
----------------                            --------
Less than $15 million                       $30,000
$15 million to less than $50 million        0.20% of average daily net assets
$50 million to less than $100 million       0.15% of average daily net assets
$100 million to less than $150 million      0.10% of average daily net assets
More than $150 million                      0.05% of average daily net assets

     Quasar Distributors, L.L.C. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.
     Certain officers of the Fund are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION
     The Avatar Advantage Equity Allocation Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2003, The Avatar Advantage Equity Allocation Fund paid the Distribution Coordinator in the amount of $8,903.

                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES
     For the six months ended June 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,321,382 and $2,091,002 respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS-AST AVATAR ADVANTAGE
          EQUITY ALLOCATION FUND
     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.
     The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002:

                                            2003        2002
                                            ----        ----
Ordinary income                         $      0       $10,041
Long-term capital gain                         0             0
                                            ------------------
                                        $      0       $10,041
                                            ==================

     At December 31, 2002, the Fund's most recent fiscal year end, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Capital loss carryforward               $(1,767,300)
Post October capital loss                  (192,776)
                                        -------------
Accumulated capital loss                 (1,960,076)
                                        =============


     At December 31, 2002, the Fund's most recent fiscal year, the Fund had post October capital losses of $192,776, which it elected to treat as arising on January 1, 2003.

Capital loss carryforward expires as follows:       Amount
                                                    ------
                                             2010  $   611,184
                                             2009    1,156,116
                                                   -----------
                                                   $ 1,767,300
                                                   ===========


                   The Avatar Advantage Equity Allocation Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

NOTE 7 - SUBSEQUENT EVENT
     Shareholder Meeting
     -------------------

     At a special meeting of shareholders of the Avatar Advantage Balanced Fund and the Avatar Advantage Equity Allocation Fund (the "Funds") on August 14, 2003, the shareholders of each of the Funds voted to approve the following proposal:
     Proposal No. 1 - Approve the new investment advisory agreement subsequent to a recent change in control of the advisor.
     At the meeting Avatar Advantage Balanced Fund shareholders approved Proposal No. 1 as follows:

For                   Against              Abstain
---                   -------              -------
289,241.477           0                    0

     At the meeting Avatar Advantage Equity Allocation Fund shareholders approved Proposal No. 1 as follows:

For                   Against              Abstain
---                   -------              -------
989,840.867           0                    0



                      (This Page Intentionally Left Blank.)



                      (This Page Intentionally Left Blank.)



--------------------------------------------------------------------------------
                                    Advisor
                        Avatar Investors Associates Corp.
                           900 Third Avenue New York,
                                 New York 10022
                            www.avatar-associates.com

                                   Distributor
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

                         Independent Public Accountants
                              Tait, Weller & Baker
                               1818 Market Street,
                        Suite 2400 Philadelphia, PA 19103
--------------------------------------------------------------------------------
          This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
          Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


                              THE AVATAR ADVANTAGE
                                  BALANCED FUND
 -------------------------------------------------------------------------------
                               Semi-Annual Report
 -------------------------------------------------------------------------------

                            For the Six Months Ended
                                  June 30, 2003




--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE AVATAR ADVANTAGE BALANCED FUND

       Management's Discussion and Analysis Letter . . . . . . . . . . . . . . 3

       Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . 6

       Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . 9

       Statement of Operations . . . . . . . . . . . . . . . . . . . . .  . . 10

       Statements of Changes in Net Assets . . . . . . . . . . . . . . .  . . 11

       Financial Highlights . . . . . . . . . . . . . . . . . . . . . . .. .  12

       Notes to Financial Statements . . . . . . . . . . . . . . . . . .  . . 13



                       The Avatar Advantage Balanced Fund
July 31, 2003
Dear Shareholder,
We wish to report on the performance results of the Avatar Advantage Balanced Allocation Fund for the period ended June 30, 2003.

               BALANCED FUND AVERAGE      BENCHMARK AVERAGE
PERIOD         ANNUALIZED RETURNS         ANNUALIZED RETURNS*

Q2 2003        7.24%                     10.51%

Q1 2003       -1.47%                     -1.24%

One-year       0.37%                      6.17%

Three-year    -7.33%                     -2.17%

Five-year      0.17%                      2.50%

Since          2.42%                      4.63%
Inception
(1/13/98)

* The fund's benchmark is 60% S&P 500 Index and 40% Lehman Brothers(R) Government/Credit Index

Past Performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. If the maximum sales charge (4.50%) was reflected, the Fund's returns for the 1-yr, 3-yr, 5-yr and since inception periods would have been -4.15%, -8.75%, -0.75% and 1.56% respectively. Please see the prospectus for fees and expenses that do apply to a continued investment in the fund.

OAM Avatar, through its investment philosophy and asset allocation methodology, seeks to participate in gains during market upswings while protecting those gains against loss during market downturns. Year-to-date, gains in the fund amounted to 5.66% (excluding the sales charge), while the S&P 500 Index was up 11.77% and the NASDAQ Index appreciated by 21.81% for the same period. The Fund's equity allocation during this period fluctuated in the range of 52% to 64%, with the remainder in fixed income securities.

2003 -The First Six Months in Review:
-------------------------------------

The second quarter delivered a broad market bounce welcomed by equity investors. Signs of economic revival were warmly greeted, particularly by the technology heavy NASDAQ. Of course, it is not surprising to see the biggest bounce occur there, as that was the weakest performing index during the decline. The Fed was active in the quarter, lowering the funds rate by an additional 25 basis points to 1%. Monetary policy should not be an impediment to equities in the near future, since the FOMC has signaled that rates will stay low for the foreseeable future. Sustainability now becomes the concern as stocks are discounting better economic times in the second-half of the year.


                       The Avatar Advantage Balanced Fund

We began the second quarter with a below neutral allocation to stocks. Improving market breadth and an accommodative monetary environment improved our outlook, and we raised our equity exposure in early April. Equity market momentum improved as the stabilizing geopolitical situation triggered cash inflows from safe havens. Momentum measures gave us the strongest bullish signals we have witnessed since the early 90's. Signs of improving economic momentum and investor sentiment also helped boost our asset allocation models. As a result we increased our equity exposure in early June. We ended the quarter well above neutral exposure for stocks at 58.59% and fixed-income at 37.26%.

Deflation risks were at the forefront for bond investors during the second quarter. Intermediate and long yields declined about 30 basis points to historically low levels. The Fed has shifted its focus from managing inflation price stability to battling unwanted price declines. It may be difficult to make a case for much lower rates from current levels, and higher rates seem unlikely as well. Rising budget deficits increase supply of government debt and raise the likelihood the Treasury will resume the issuance of 30-year debt. Our strategy has been to avoid that sector. The evidence of a recovery thus far suggests that rates can stay stable for the foreseeable future, which would leave bonds mostly range bound. Our fixed income allocation for the Fund has a target average duration of approximately 3.8 years.

2003  - Second Half Market Outlook:
-----------------------------------

The surprisingly swift victory of our troops in Iraq quickly translated into a relief rally for the market. Even signs of a "less-than-perfect" resolution were glossed over by investors who, for the first time in this cycle, have bought into the idea that the economy was indeed about to shake off its lethargy.

Economic indicators and other measures confirm the expectations of many that business is finally accelerating. While headlines fixate on the poor employment data, other elements of the economy are painting a much better picture. Consumers continue to spend at a reasonably good pace, housing remains strong and business spending is increasingly in a position to add to the growth rate. None of these signs should be surprising in the face of record monetary policy ease, three major tax cuts and the stimulus of a weaker dollar. In fact, it would be disturbing if the economy sank further with all of these levers turned to the task of economic revival.



                       The Avatar Advantage Balanced Fund

While the improvement in the economy is at hand, a boom seems unlikely. We still believe that the overhang from the stock market bubble and the other excesses of the late 90s will continue to have longer-term impact. This probably also translates into modest growth in the trend of profits. Using conventional valuations, many are hard pressed to project anything exciting for stocks over the next several years. Our view continues to be that the volatility around this likely modest trend will provide thrills as well as chills.

The current balance of our models suggests the potential for more equity gains over the intermediate term. Our conviction, however, is not as strong as earlier. These indicators seem to require even clearer, less ambiguous signs of economic vigor. While we think this is generally a good bet, shorter term bumps along the way also seem to be part of the investment outlook, and it is something we will all have to learn to live with.

One encouraging development is that there has now been convincing evidence that broad based buying in stocks has finally commenced. For the last three years, we have studied this pattern to help us judge the staying power of rally attempts. In the last two months, the market has recorded enough of these events to provide what should be at least a cushion for stocks during market setbacks.

While the remainder of 2003 may be challenging, OAM Avatar continues to follow a time-tested investment discipline that has navigated through all types of market conditions for over thirty-three years. We believe the Fund continues to be diversified among leading securities that focus on quality and long-term fundamental value, and we believe that our portfolio should serve our long-term investors well.

Best regards,

/s/ Theodore M. Theodore
Theodore M. Theodore, CFA
President and Chief Investment Officer
OAM AVATAR, LLC
An affiliate of Overture Asset Managers, LLC

The S&P 500, NASDAQ, and Dow Indices are unmanaged indices commonly used to measure the performance of U.S. stocks. The Lehman Brothers(R) Government/Credit Index is a composite made up of the Lehman Brothers Government and Credit bond indices that includes U.S. government Treasury and agency securities as well as high grade corporate bonds. One cannot invest directly in an index. Sector allocations are subject to change at any time and are not recommendations to buy or sell any securities within a sector. (08/03)



The Avatar Advantage Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares                            Market Value
-----------------------------------------------

COMMON STOCKS: 58.59%
Aerospace/Defense: 0.53%
        300 Lockheed Martin      $      14,271
            Corp.
                                ---------------
Banks: 4.99%
        600 Bank of America             47,418
            Corp.
        800 Bank One Corp.              29,744
        300 Washington Mutual,          12,390
            Inc.
        300 National City                9,813
            Corporation
        700 Wells Fargo &               35,280
            Co.
                                ---------------
                                       134,645
                                ---------------
Building - Residential/Commercial:0.70%
        100 Centex Corp.                 7,779
        400 D.R. Horton,                11,240
            Inc.
                                ---------------
                                        19,019
                                ---------------
Chemicals: 0.62%
        400 Du Pont De Nemours
               & Co.                    16,656
                                ---------------
Chemicals - Specialty: 0.75%
        400 PPG Industries,             20,296
            Inc.
                                ---------------
Communications: 0.87%
      1,300 Nextel
            Communication,
               Inc. - Class             23,504
            A*
                                ---------------
Computer Software: 2.28%
      2,400 Microsoft Corp.             61,464
                                ---------------
Consumer Cyclical: 0.64%
        400 Lowe's Companies,           17,180
            Inc.
                                ---------------
Consumer Staples: 3.46%
        200 Avon Products,              12,440
            Inc.
        600 Coca-Cola Co.               27,846
        300 Colgate-Palmolive           17,385
            Co.
        400 The Procter & Gamble        35,672
            Co.
                                ---------------
                                        93,343
                                ---------------
Diversified Financial Services:1.74%
      1,100 Citigroup, Inc.             47,080
                                ---------------
Diversified Manufacturing: 5.14%
        400 Danaher Corporation         27,220
        200 Eaton Corp.                 15,722
      2,100 General Electric            60,228
            Co.
        600 Ingersoll-Rand
            Co.-
               Class A #                28,392

Shares                            Market Value
-----------------------------------------------
Diversified Manufacturing (Continued)
         55 3M Co.                $      7,094
                                 --------------
                                       138,656
                                 --------------
Drugs & Pharmaceuticals:5.86%
        400 Johnson & Johnson           20,680
        700 Merck & Co.                 42,385
      1,850 Pfizer, Inc.                63,178
        700 Wyeth                       31,885
                                 --------------
                                       158,128
                                 --------------
Electric - Integrated: 0.95%
        400 Dominion Resources,         25,708
            Inc.
                                 --------------
Electric Power: 1.36%
      1,000 Cinergy Corp.               36,790
                                 --------------
Electronic Components -
Semiconductors: 1.39%
      1,800 Intel Corp.                 37,411
                                 --------------
Electronic Components - Military:0.32%
        500 L-3 Communications
               Holdings*                 8,698
                                 --------------
Finance - Credit Card: 0.46%
        600 MBNA Corp.                  12,504
                                 --------------
Finance - Investments
Bankers/Brokers: 1.74%
        300 Goldman Sachs Group,        25,125
            Inc.
        300 The Bear Stearns
               Companies, Inc.          21,726
                                 --------------
                                        46,851
                                 --------------
Healthcare: 1.52%
        500 Amgen, Inc.*                33,220
        100 Anthem, Inc.*                7,715
                                 --------------
                                        40,935
                                 --------------
Insurance - Multiline: 2.91%
        519 American
            International
               Group, Inc.              28,638
        375 Fidelity
            National
            Financial, Inc.             11,535
        700 Lincoln National            24,941
            Corp.
        400 Prudential Financial,       13,460
            Inc.*
                                 --------------
                                        78,574
                                 --------------
   Machinery Construction: 0.41%
        200 Caterpillar,                11,132
            Inc.
                                 --------------



        The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------
Shares                            Market Value
-----------------------------------------------
Media: 1.64%
        823 Comcast Corp - Class A* $   24,838
        400 Tribune Co.                 19,320
                                    -----------
                                        44,158
                                    -----------
Medical - HMO: 1.30%
        700 UnitedHealth Group,         35,175
            Inc.
                                    -----------
Medical Instruments: 0.97%
        400 Medtronic, Inc.             19,188
        100 Stryker Corp.                6,937
                                    -----------
                                        26,125
                                    -----------
Movies & Entertainment: 1.13%
        700 Viacom, Inc. - Class B*     30,562
                                    -----------
Oil - Field Services: 0.65%
        600 Tidewater, Inc.             17,622
                                    -----------
Oil & Gas - Drilling: 0.29 %
        200 Nabors Industries,           7,910
            Ltd.#*
                                    -----------
Oil & Gas - Machinery & Equipment: 0.27%
        200 Smith International,         7,348
            Inc.*
                                    -----------
Paper & Paper Products: 0.32%
        200 Temple-Inland, Inc.          8,582
                                    -----------
Petroleum Products: 2.00%
      1,500 Exxon Mobil Corp.           53,865
                                    -----------
Retail:3.06%
        300 Family Dollar Stores        11,445
        600 Target Corp.                22,704
        900 Wal-Mart Stores, Inc.       48,303
                                    -----------
                                        82,452
                                    -----------
Retail - Office Supplies: 0.61%
        900 Staples, Inc.*              16,515
                                    -----------
Retail - Restaurants: 0.33%
        300 YUM! Brands, Inc.*           8,868
                                    -----------
Semiconductor Equipment: 0.69%
        400 KLA-Tencor Corporation*     18,596
                                    -----------
Technology: 4.27%
      1,400 Cisco Systems, Inc.*        23,366
      1,400 Dell Computer Corp.*        44,744
        400 International Business
            Machines Corp.              33,000

Shares                            Market Value
-----------------------------------------------
Technology (Continued)
        800 Texas Instruments,    $     14,080
            Inc.
                                ---------------
                                       115,190
                                ---------------

Technology - Commercial Services: 0.13%
        100 Choice Point, Inc.*          3,452
                                ---------------
Technology - Consulting Services: 0.54%
        800 Accenture Ltd. - Class      14,472
            A#*
                                ---------------
Technology - Software: 0.27%
        100 Electronic Arts,             7,399
            Inc.*
                                ---------------
Telephone: 1.48%
      1,500 BellSouth Corp.             39,945
                                ---------------
TOTAL COMMON STOCKS
(Cost $1,524,363)                    1,581,081
                                ---------------


Principal
Amount                            Market Value
-----------------------------------------------
CORPORATE BONDS: 10.26%
    $75,000 Bank of New York,
            5.20%, 07/01/2007           82,426
     75,000 Household Finance
            Corp.,
            6.50%, 01/24/2006           83,235
    100,000 Viacom, 5.63%,             111,386
            05/01/2007
                                ---------------
TOTAL CORPORATE BONDS
(Cost $259,741)                        277,047
                                ---------------

U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS: 27.00%
     75,000 Federal Home Loan
            Mortgage Corp., 4.50%,
            01/15/2013                  78,939
    190,000 Federal National
            Mortgage Associations,
            5.25%, 01/15/2009          213,595
    300,000 U.S. Treasury
            Bonds,
            12.00%, 08/15/13           436,067
                                ---------------
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $696,358)                        728,601
                                ---------------



        The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------
Principal
Amount/Shares               Market Value
--------------------------------------------
SHORT-TERM INVESTMENTS:2.60%
Money Market Instruments:2.60%
70,061 Federated Cash Trust
Treasury Money Market
Fund (Cost $70,061)            $     70,061
                            ----------------
TOTAL SHORT-TERM
INVESTMENTS
(Cost $70,061)                       70,061
                            ----------------
Total Investments in
Securities
(Cost $2,550,523): 98.45%         2,656,790
Other Assets in Excess
of Liabilities: 1.55%                41,930
                            ----------------
Net Assets: 100.00%              $2,698,720
                            ================

* Non-income producing security.
# U.S. security of foreign issuer.

                 See Accompanying Notes to Financial Statements.

        The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $2,550,523)  . .        $2,656,790
Receivables:
     Investment securities sold . . . . . . . . . . .  . .            19,370
     Dividends and interest . . . . . . . . . . . . .  . .            25,795
     Due from advisor . . . . . . . . . . . . . . . .  . .            11,931
Prepaid expenses . . . . . . . . . . . . . . . . . . .. .                692
                                                           ------------------
         Total assets . . . . . . . . . . . . . . . .  . .         2,714,578
                                                           ------------------

LIABILITIES
Payables:
     Administration fees . . . . . . . . . . . . . . . .              2,466
     Due to custody . . . . . . . . . . . . . . . . . . .               702
Accrued expenses . . . . . . . . . . . . . . . . . . . . . .         12,690
                                                             --------------
         Total liabilities . . . . . . . . . . . . . . .             15,858
                                                         ------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .         $2,698,720
                                                         ==================

Net asset value and redemption* price per share
[$2,698,720/289,241 shares outstanding; unlimited number
of shares (par value $.01) authorized] . . . . . . . . .              $9.33
                                                         ==================

Offering price per share ($9.33 / .9550) . . . . . . . .              $9.77
                                                         ==================

COMPONENTS OF NET ASSETS
Paid-in capital . . . . . . . . . . . . . . . . . . . . .        $2,930,606
.. . . . . . . . . . .
Accumulated net investment income . . . . . . . . . . . .            22,463
.. .
Accumulated net realized loss on investments . . . . . . .        (360,616)
Net unrealized appreciation on investments . . . . . . .            106,267
                                                         ------------------
         Net assets . . . . . . . . . . . . . . . . . . .        $2,698,720
                                                         ==================

* Redemption of shares held less than 1 year are subject to a 1% redemption fee payable to the Fund.

                 See Accompanying Notes to Financial Statements.



                       The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
         Interest . . . . . . . . . . . . .. . . . . . . . . .     $     27,879
         Dividends . . . . . . . . . .  . . . . . . . . . . . .          12,524
                                                               -----------------
              Total income . . . . . . . . . . . . . . . . . .           40,403
                                                               -----------------
Expenses
     Administration fees (Note 3) . . . . . . . . . . . . . .            14,876
     Professional fees . . . . . . . . . . . . . . . . . . . .           11,439
     Advisory fees (Note 3) . . . . . . . . . . . . . . . . .             9,611
     Fund accounting fees . . . . . . . . . . . . . . . . . .             8,823
     Transfer agent fees . . . . . . . . . . . . . . . . . . .            7,067
     Custody fees . . . . . . . . . . . . . . . . . . . . . .             3,226
     Trustee fees . . . . . . . . . . . . . . . . . . . . . .             3,021
     Reports to shareholders . . . . . . . . . . . . . . . . .            1,363
     Registration expense . . . . . . . . . . . . . . . . . .               975
     Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              656
     Insurance expense . . . . . . . . . . . . . . . . . . . .              595
     Deferred organization expense . . . . . . . . . . . . . .               74
                                                               -----------------
         Total expenses . . . . . . . .  . . . . . . . . . . .           61,726
         Less: advisory fee waiver and absorption (Note 3) . . .        (43,786)
                                                               -----------------
         Net expenses . . . . . . . . . . . . . . . . . . . .            17,940
                                                               -----------------
              Net investment income . . . . . . . . . . . . .            22,463
                                                               -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation on investments .  . .             163,463
Net realized loss on investments . . . . . . . . . . .  . . . .         (41,151)
                                                               -----------------
     Net realized and unrealized gain on investments .  . . .           122,312
                                                               -----------------
         Net increase in net assets
          resulting from operations . . . . . . . . . .. . . .  $       144,775
                                                               =================

                 See Accompanying Notes to Financial Statements.



                       The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                        Six Months Ended
                                          June 30, 2003          Year Ended
                                           (Unaudited)       December 31, 2002
--------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income. . . . . . . . . . .      $ 22,463    $        38,972
Net realized loss on investments. . . . . .       (41,151)         (176,126)
Net unrealized
     appreciation/(depreciation)
     on investments . . . . . . . . . . . .        163,463         (104,198)
                                            ---------------  ----------------
Net increase in net assets
         resulting from operations. . . . .        144,775         (241,352)
                                            ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income. . . . . . . . . . .              --          (38,992)
                                            ---------------  ----------------
     Total distributions to shareholders                --          (38,992)
                                            ---------------  ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Total increase in net assets derived from
         net change in outstanding shares (a)           --         1,351,137
                                                 ----------  ----------------
         Total increase in net assets. . . .       144,775         1,070,793
                                                 ----------  ----------------

NET ASSETS
Beginning of period . . . . . . . . . . . .      2,553,945         1,483,152
End of period . . . . . . . . . . . . . . .     $2,698,720        $2,553,945
                                             ==============  ================

(a) A summary of share transactions is as follows:

                                Six Months Ended
                                  June 30, 2003               Year Ended
                                   (Unaudited)             December 31, 2002
                                ------------------        -------------------
                                Shares      Value         Shares        Value
                                ------------------        -------------------
Shares sold . . . . . . . . . .       --       --         134,041  $ 1,312,156
Shares issued in
     reinvestment
     of distributions . . . . .       --       --         4,426         38,991
Shares redeemed . . . . . . .         --       --            (1)          (10)
                                ---------    -----       ---------       -----
Net increase . . . . . . . . . .      --       --        138,466    $1,351,137
                                ===================      ======================

                 See Accompanying Notes to Financial Statements.


                       The Avatar Advantage Balanced Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              Six Months                            January 13,
                                Ended                                 1998 *
                                June 30,                              through
                                2003     Year Ended   December 31,  December 31,
                             (Unaudited)   2002   2001    2000    1999  1998
--------------------------------------------------------------------------------
Net asset value,
beginning of period . . . . . .  $ 8.83  $ 9.84  $11.58  $12.41  $11.95  $10.00
                                  ------  ------  ------  ------  ------  ------


Income from investment
operations:
Net investment income . . . . .    0.07    0.13    0.20    0.22    0.21    0.19
Net realized and unrealized
gain/(loss) on investments . . .   0.43   (1.00)  (1.72)  (0.34)   1.17    2.11
                                  ------  ------  ------  ------  ------  ------
Total from investment operations   0.50   (0.87)  (1.52)  (0.12)   1.38    2.30
                                  ------  ------  ------  ------  ------  ------

Less distributions:
From net investment income . . .      --  (0.14)  (0.22)  (0.20)  (0.21)  (0.19)
From net realized gain . . . . .      --      --      --  (0.51)  (0.67   (0.16)
In excess of net realized gain .      --      --      --      --  (0.04)     --
                                  ------  ------  ------  ------  ------  ------
Total distributions . . . . . .       --  (0.14)  (0.22)  (0.71)  (0.92)  (0.35)
                                 ---------------------------------------------
Net asset value, end of period . $ 9.33  $ 8.83  $ 9.84  $11.58  $12.41  $11.95
                                 ===============================================
                                       +                                        +
Total return . . . . . . . . . .   5.66%  (8.87%) (13.13%) (1.04%) 11.82%  23.11%

Ratios/supplemental data:
Net assets,
end of period (thousands) . . .   $2,699  $2,554  $1,483  $1,707  $1,725  $1,543

Ratio of expenses to average net assets:
Before expense reimbursement . .  4.81%**  4.84%   6.98%   6.47%   7.28%   8.59%**
After expense reimbursement . .   1.40%**  1.40%   1.40%   1.40%   1.40%   1.40%**


Ratio of net investment loss to average net
assets
After expense reimbursement . .   1.75%**  1.74%   1.90%   1.72%   1.73%   1.89%**
Portfolio turnover rate . . . .  34.74%+  75.33%  73.19%  48.53% 101.53%  95.00%+

 * Commencement of operations.
 **Annualized.
 + Not annualized.

                See Accompanying Notes to Financial Statements.


                       The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION
     The Avatar Advantage Balanced Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment primary investment objective is to seek long-term capital appreciation and to preserve profits during market downturns by investing in a mix of stocks, bonds, and money market instruments. The Fund began operations on January 13, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation,, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.
     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

          ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.
    D. Deferred Organization Costs: The Avatar Advantage Balanced Fund has incurred expenses of $12,500 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date of the Fund's commenced investment operation.
     E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended June 30, 2003, Avatar Investors Associates Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended June 30, 2003, the Fund incurred $9,611 in Advisory Fees.
     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.40% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable

                       The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For six months ended June 30, 2003, the Advisor reduced its fees and absorbed Fund expenses in the amount of $43,786; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $478,599 at June 30, 2003. Cumulative expenses subject to recapture expire as follows:

  Year       Amount
  ----       ------
  2003      $183,744
  2004       174,138
  2005        76,931
  2006        43,786
        -------------
            $478,599
        =============

     U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                        Fee rate
----------------                        --------
Less than $15 million                   $30,000
$15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
More than $150 million                  0.05% of average daily net assets

     Quasar  Distributors,  LLC (the "Distributor") acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers of the Administrator and the Distributor.

                       The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,013,711 and $843,253 respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS-AST AVATAR ADVANTAGE BALANCED FUND

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                          2003          2002
                                          ----          ----
Ordinary income                             --        $38,992

     At December 31, 2002, the Fund's most recent fiscal year end, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Tax basis capital loss carryforward                   $(265,888)
Post October capital loss                               (48,086)
                                            ---------------------
Accumulated capital loss                               (313,974)
                                            =====================


The Fund's capital loss carryforward expires as follows:

Capital loss carryforward Expiring             Amount
                                               ------
                                 2010  $        122,549
                                 2009           143,339
                                          --------------
                                       $        265,888
                                          ==============


     The Fund had elected to defer post-October losses and treat them as arising on January 1, 2003.

Tax basis unrealized appreciation             $   79,119
Tax basis unrealized depreciation               (141,805)
                                                ---------
Net tax basis unrealized depreciation         $  (62,686)
                                                =========


                       The Avatar Advantage Balanced Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS at June 30, 2003 (Unaudited) - (Continued)
--------------------------------------------------------------------------------
NOTE 6 - SUBSEQUENT EVENT

     Shareholder Meeting
     -------------------
     At a special meeting of shareholders of the Avatar Advantage Balanced Fund and the Avatar Advantage Equity Allocation Fund (the "Funds") on August 14, 2003, the shareholders of each of the Funds voted to approve the following proposal:

     Proposal No. 1 - Approve the new investment advisory agreement subsequent to a recent change in control of the advisor.

     At the meeting Avatar Advantage Balanced Fund shareholders approved Proposal No. 1 as follows:



          For                       Against                   Abstain
          ---                       -------                   -------
         289,241.477                    0                           0



     At the meeting Avatar Advantage Equity Allocation Fund shareholders approved Proposal No. 1 as follows:




          For                       Against                   Abstain
          ---                       -------                   -------
          989,840.867                    0                         0



                      (This Page Intentionally Left Blank.)



                      (This Page Intentionally Left Blank.)



--------------------------------------------------------------------------------
                                     Advisor
                        Avatar Investors Associates Corp.
                           900 Third Avenue New York,
                                 New York 10022
                            www.avatar-associates.com

                                   Distributor
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

                         Independent Public Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103
--------------------------------------------------------------------------------
     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Advisors Series Trust

         By (Signature and Title) /s/Eric M. Banhazl
                                  ------------------
                                  Eric M. Banhazl, President

         Date  September 4, 2003
               -----------------




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  Advisors Series Trust

         By (Signature and Title)/s/Douglas G. Hess
                                  -----------------
                                  Douglas G. Hess, Treasurer

         Date    August 27, 2003
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